Net Loss Per Ordinary Share	3 Months Ended
Mar. 31, 2025
Net Loss Per Ordinary Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 12 - NET LOSS PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Three months ended March 31
	2025	2024
	U.S. dollars in thousands
Basic net loss per ordinary share
Numerator:
Net loss	(8,308)	(10,042)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	105,255,959	104,047,426
Basic and dilutive net loss per common share	(0.08)	(0.10)

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	Three months ended March 31
	2025	2024
Options	10,693,595	11,435,704
Restricted Stock Units	10,281,304	7,295,233
Private Warrants	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000
Forfeiture Shares	359,375	1,006,250